[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104


                                          DODIE KENT
                                          Vice President and Counsel
                                          212 314-3970
                                          Fax: 212-707-7947


March 9, 2006

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY America Variable Account A (the "Registrant")
           Registration Nos. 333-72632 and 811-05166; 333-91776 and 811-05166;
           333-92066 and 811-05166; 333-59717 and 811-05166; 033-20453 and
           811-05166; 033-20696 and 811-05166; and 033-14362 and 811-05166 (MONY
           Variable Annuity; MONY L Variable Annuity; MONY C Variable Annuity; MONY Custom Master; The MONYMaster, FPVA II; The ValueMaster; The MONYMaster, FPVA I; respectively.)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners annual reports for the period ended December 31, 2005 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - UNDERLYING FUNDS:
    -  AIM V.I. Basic Value Fund
    -  AIM V.I. Mid Cap Core Equity Fund
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Global Health Care Fund
    -  AIM V.I. Technology Fund

o   THE ALGER AMERICAN FUND - UNDERLYING FUNDS:
    -  Alger American Balanced Portfolio
    -  Alger American MidCap Growth Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS - UNDERLYING FUNDS:
    -  Small Cap Stock Index Portfolio

o   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

o   DREYFUS STOCK INDEX FUND, INC.

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Government Securities Portfolio
    -  EQ/Intermediate Term Bond Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Money Market Portfolio
    -  EQ/Bear Stearns Small Company Growth Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Caywood-Scholl High Yield Bond Portfolio
    -  EQ/Montag & Caldwell Growth Portfolio
    -  EQ/PIMCO Real Return Portfolio
    -  EQ/TCW Equity Portfolio
    -  EQ/UBS Growth and Income Portfolio
    -  EQ/Marsico Focus Portfolio
    -  EQ/Mercury Basic Value Equity Portfolio
    -  EQ/Calvert Socially Responsible Portfolio
    -  EQ/International Growth Portfolio
    -  EQ/Enterprise Moderate Allocation Portfolio
    -  EQ/GAMCO Mergers and Acquisitions Portfolio
    -  EQ/Short Duration Bond Portfolio
    -  EQ/GAMCO Small Company Value Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - UNDERLYING FUNDS:
    -  Contrafund(R) Portfolio
    -  Growth Portfolio
    -  Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - UNDERLYING FUNDS:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - UNDERLYING FUNDS:
    -  Balanced Portfolio
    -  Forty Portfolio
    -  Flexible Bond Porfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   LORD ABBETT SERIES FUND - UNDERLYING FUNDS:
    -  Lord Abbett Bond-Debenture Portfolio
    -  Lord Abbett Growth and Income Portfolio
    -  Lord Abbett Mid-Cap Value Portfolio

o   MFS(R) VARIABLE INSURANCE TRUST - UNDERLYING SERIES:
    -  MFS(R) Mid Cap Growth Series
    -  MFS(R) New Discovery Series
    -  MFS(R) Total Return Series
    -  MFS(R) Utilities Series

o   OLD MUTUAL INSURANCE SERIES FUND - UNDERLYING FUNDS:
    -  Old Mutual Mid-Cap Portfolio
    -  Old Mutual Select Value Portfolio

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - UNDERLYING FUNDS:
    -  Oppenheimer Global Securities Fund/VA
    -  Oppenheimer Main Street(R) Fund/VA

o   PREMIER VIT - UNDERLYING FUNDS:
    -  OpCap Equity Portfolio
    -  OpCap Small Cap Portfolio
    -  OpCap Managed Portfolio

o   PIMCO VARIABLE INSURANCE TRUST - UNDERLYING FUNDS:
    -  Global Bond Portfolio (Unhedged)
    -  Real Return Portfolio
    -  StocksPLUS Growth & Income Portfolio

o   PROFUNDS - UNDERLYING FUNDS:
    -  ProFund VP Bear
    -  ProFund VP Rising Rates Opportunity
    -  ProFund VP UltraBull

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UNDERLYING FUNDS:
    -  Emerging Markets Equity Portfolio
    -  Global Value Equity Portfolio
    -  U.S. Real Estate Portfolio

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,



/S/ DODIE KENT
--------------
Dodie Kent